Financial Risk Management - Schedule of Changes in Assets and Liabilities on Basis of Strengthening CAD Against USD (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalent [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate	$ (1,928)	$ (4,966)
Accounts receivable [Member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate	(812)	(1,435)
Copper put option contracts [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate		(24)
Accounts payable and accrued liabilities [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate	562	344
Senior Secured Notes [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate	$ 24,987	23,293
Secured equipment loans [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate		$ 27